Exhibit 99.1

KPMG LLP Suite 700 200 Pacifica Irvine CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
BofA Securities, Inc.
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2024‑D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SMB_2024‑LS‑B_External_Unmasked_0506.xlsx” provided by the Bank on May 15, 2024, containing information on 138,194 student loans (the “Student Loans”) as of May 6, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2024‑D. The Bank is responsible for the specified attributes identified by the Bank in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•	The term “Sources” means the following information provided by the Bank:

–	Branch Categorization Screen within the ATLAS System;

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Bank to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions.

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	–	“TLDSBAMT” field in the “OTHER” option on #HDI Screen,

	–	sum of “LOAN DISBURSEMENT” amounts on #CSS Screen,

	–	“FINANCIAL INSTITUTION” field on #NM CC Screen, and

	–	Instructions

2

Current Principal Balance	–	“TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field, in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,

	–	“EFF‑DT” field on #CPH Screen,

	–	total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,

–
accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,

	–	"CUR BAL" field on #BS Screen, and

	–	Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date	–	“CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,

	–	“CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,

	–	“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

	–	notation of status change on #CIS Screen or #EDH Screen, and

	–	Instructions

Remaining Term	–	“CURR LOAN STAT” field on #EDH Screen,

	–	“MISC FIELD 2” field on #BS3 Screen,

	–	“#9” field on #NM CC Screen,

	–	“CYCLE DATE” field on #CSS Screen,

	–	“MATURITY DT” field on #EDH Screen,

	–	“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

	–	“DUE DATE” field on #CSS Screen, and

	–	Instructions

3

Repayment Schedule Type	–	“MISC FIELD 2” field on #BS3 Screen,

	–	“CYCLE DATE” field on #CSS Screen,

	–	“RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and

	–	Instructions

Interest Rate	–	“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,

	–	“DAYS1” field on #ED2 Screen,

	–	“CYCLE DATE” field on #CSS Screen,

	–	“PER DAY INTEREST” field on #CPO Screen

	–	“ACCOUNT BALANCE” field on #CSS Screen,

	–	“VAR CASH SET1” field on #CP2 Screen

	–	“ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,

	–	“DDD_RATE” field on #HDI Screen, and

	–	Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON‑PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 138,194 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed‑upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

4

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed‑upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset‑backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
May 31, 2024

5

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2024D001	51	2024D051	101	2024D101	151	2024D151
2	2024D002	52	2024D052	102	2024D102	152	2024D152
3	2024D003	53	2024D053	103	2024D103	153	2024D153
4	2024D004	54	2024D054	104	2024D104	154	2024D154
5	2024D005	55	2024D055	105	2024D105	155	2024D155
6	2024D006	56	2024D056	106	2024D106	156	2024D156
7	2024D007	57	2024D057	107	2024D107	157	2024D157
8	2024D008	58	2024D058	108	2024D108	158	2024D158
9	2024D009	59	2024D059	109	2024D109	159	2024D159
10	2024D010	60	2024D060	110	2024D110	160	2024D160
11	2024D011	61	2024D061	111	2024D111	161	2024D161
12	2024D012	62	2024D062	112	2024D112	162	2024D162
13	2024D013	63	2024D063	113	2024D113	163	2024D163
14	2024D014	64	2024D064	114	2024D114	164	2024D164
15	2024D015	65	2024D065	115	2024D115	165	2024D165
16	2024D016	66	2024D066	116	2024D116	166	2024D166
17	2024D017	67	2024D067	117	2024D117	167	2024D167
18	2024D018	68	2024D068	118	2024D118	168	2024D168
19	2024D019	69	2024D069	119	2024D119	169	2024D169
20	2024D020	70	2024D070	120	2024D120	170	2024D170
21	2024D021	71	2024D071	121	2024D121	171	2024D171
22	2024D022	72	2024D072	122	2024D122	172	2024D172
23	2024D023	73	2024D073	123	2024D123	173	2024D173
24	2024D024	74	2024D074	124	2024D124	174	2024D174
25	2024D025	75	2024D075	125	2024D125	175	2024D175
26	2024D026	76	2024D076	126	2024D126	176	2024D176
27	2024D027	77	2024D077	127	2024D127	177	2024D177
28	2024D028	78	2024D078	128	2024D128	178	2024D178
29	2024D029	79	2024D079	129	2024D129	179	2024D179
30	2024D030	80	2024D080	130	2024D130	180	2024D180
31	2024D031	81	2024D081	131	2024D131	181	2024D181
32	2024D032	82	2024D082	132	2024D132	182	2024D182
33	2024D033	83	2024D083	133	2024D133	183	2024D183
34	2024D034	84	2024D084	134	2024D134	184	2024D184
35	2024D035	85	2024D085	135	2024D135	185	2024D185
36	2024D036	86	2024D086	136	2024D136	186	2024D186
37	2024D037	87	2024D087	137	2024D137	187	2024D187
38	2024D038	88	2024D088	138	2024D138	188	2024D188
39	2024D039	89	2024D089	139	2024D139	189	2024D189
40	2024D040	90	2024D090	140	2024D140	190	2024D190
41	2024D041	91	2024D091	141	2024D141	191	2024D191
42	2024D042	92	2024D092	142	2024D142	192	2024D192
43	2024D043	93	2024D093	143	2024D143	193	2024D193
44	2024D044	94	2024D094	144	2024D144	194	2024D194
45	2024D045	95	2024D095	145	2024D145	195	2024D195
46	2024D046	96	2024D096	146	2024D146	196	2024D196
47	2024D047	97	2024D097	147	2024D147	197	2024D197
48	2024D048	98	2024D098	148	2024D148	198	2024D198
49	2024D049	99	2024D099	149	2024D149	199	2024D199
50	2024D050	100	2024D100	150	2024D150	200	2024D200

A-1

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2024D201	242	2024D242	283	2024D283	324	2024D324
202	2024D202	243	2024D243	284	2024D284	325	2024D325
203	2024D203	244	2024D244	285	2024D285	326	2024D326
204	2024D204	245	2024D245	286	2024D286	327	2024D327
205	2024D205	246	2024D246	287	2024D287	328	2024D328
206	2024D206	247	2024D247	288	2024D288	329	2024D329
207	2024D207	248	2024D248	289	2024D289	330	2024D330
208	2024D208	249	2024D249	290	2024D290	331	2024D331
209	2024D209	250	2024D250	291	2024D291	332	2024D332
210	2024D210	251	2024D251	292	2024D292	333	2024D333
211	2024D211	252	2024D252	293	2024D293	334	2024D334
212	2024D212	253	2024D253	294	2024D294	335	2024D335
213	2024D213	254	2024D254	295	2024D295	336	2024D336
214	2024D214	255	2024D255	296	2024D296	337	2024D337
215	2024D215	256	2024D256	297	2024D297	338	2024D338
216	2024D216	257	2024D257	298	2024D298	339	2024D339
217	2024D217	258	2024D258	299	2024D299	340	2024D340
218	2024D218	259	2024D259	300	2024D300	341	2024D341
219	2024D219	260	2024D260	301	2024D301	342	2024D342
220	2024D220	261	2024D261	302	2024D302	343	2024D343
221	2024D221	262	2024D262	303	2024D303	344	2024D344
222	2024D222	263	2024D263	304	2024D304	345	2024D345
223	2024D223	264	2024D264	305	2024D305	346	2024D346
224	2024D224	265	2024D265	306	2024D306	347	2024D347
225	2024D225	266	2024D266	307	2024D307	348	2024D348
226	2024D226	267	2024D267	308	2024D308	349	2024D349
227	2024D227	268	2024D268	309	2024D309	350	2024D350
228	2024D228	269	2024D269	310	2024D310	351	2024D351
229	2024D229	270	2024D270	311	2024D311	352	2024D352
230	2024D230	271	2024D271	312	2024D312	353	2024D353
231	2024D231	272	2024D272	313	2024D313	354	2024D354
232	2024D232	273	2024D273	314	2024D314	355	2024D355
233	2024D233	274	2024D274	315	2024D315	356	2024D356
234	2024D234	275	2024D275	316	2024D316	357	2024D357
235	2024D235	276	2024D276	317	2024D317	358	2024D358
236	2024D236	277	2024D277	318	2024D318	359	2024D359
237	2024D237	278	2024D278	319	2024D319	360	2024D360
238	2024D238	279	2024D278	320	2024D320	361	2024D361
239	2024D239	280	2024D280	321	2024D321
240	2024D240	281	2024D281	322	2024D322
241	2024D241	282	2024D282	323	2024D323

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.

A-2

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note	a)	Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,

	b)	Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

	c)	Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the CounterOffer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note signed by either the borrowers or coborrowers.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data File did not agree, compare as follows:

	a)	For Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

	b)	For Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF‑DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions
1)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF‑DT” field on the #CPH Screen minus one, and a denominator of 366 (i.e., the total number of days in the 2024 calendar year); and,

2)
In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT‑PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)
In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen;

c)
In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen;

d)
In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen;

e)
In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date;

	f)	In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to

Attribute	Instructions
the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen; or,

	g)	In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)
Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 366(i.e., the total number of days in the 2024 calendar year);

		2)	Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT‑PAID” field on the #CPH Screen;

		3)	Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any; and,

		4)	Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen.

Loan Status	Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In‑Repayment”;

	b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In‑Repayment”; or,

	c)	Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Current Status End Date	Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field

Attribute	Instructions
on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

	c)	If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

1)
If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

		2)	If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date;

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen; or,

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

1)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

2)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Remaining Term	Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In‑School” or “In‑Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions
in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

	c)	Otherwise,

1)
recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

		2)	If the Cutoff Date is after the current due date indicated in the “DUE DATE” field on the #CSS Screen, minus 1 from the result from step (c1) above.

In the event the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” adding to the result from step (a), (b), or (c) above to the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type	Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

	d)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen

Attribute	Instructions
after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

	e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

	f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

	g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” or,

h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate	Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

	a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)
If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

	c)	If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen;

	d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

		1)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10;

		2)	add 0.0000099 and truncate to five decimals;

		3)	multiply by 366 (i.e., the total number of days in the 2024 calendar year), and,

		4)	round the value to the nearest 0.125 percent;

Attribute	Instructions
e)
In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen; or,

f)
In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

e)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non‑Title IV – For Profit;”

f)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “Non‑Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;” or,

g)
If the “FOR PROFIT/NON‑PROFIT” field on the Branch Categorization Screen was “Non‑Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV”

Attribute	Instructions
field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non‑Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.